RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Balances And Transactions
Salaries and Benefits	$ 1,187	$ 1,572	$ 959
Stock-based compensation	1,345	869	554
Non-executive directors’ fees			15
Total	$ 2,532	$ 2,441	$ 1,528